Landfill Assets (Tables)	12 Months Ended
Dec. 31, 2012
Landfill Assets Disclosure [Abstract]
Landfill Assets [Table Text Block]
		December 31, 2012
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,561,567	$597,847	$963,720

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,471,359	$512,567	$958,792